Risk Report - Credit Risk Exposure - Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023
Maximum exposure to credit risk [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		€ 147,511	[1],[2]	€ 178,424	[3],[4]
Interbank balances (w/o central banks)		6,169	[1],[2]	6,144	[3],[4]
Central bank funds sold and securities purchased under resale agreements		40,802	[1],[2]	14,725	[3],[4]
Securities borrowed		44	[1],[2]	39	[3]
Loans		489,579	[1],[2]	484,527	[3]
Other assets subject to credit risk	[8]	81,985	[1],[5],[6],[7]	82,826	[3],[4],[9],[10],[11],[12],[13]
Total financial assets at amortized cost	[16]	766,091	[1],[2],[14],[15]	766,685	[3],[4],[17]
Trading assets		134,118	[1],[2],[18]	122,841	[3],[4],[19],[20]
Positive market values from derivative financial instruments		291,800	[1],[18]	251,877	[3],[19],[20]
Non-trading financial assets mandatory at fair value through profit or loss		113,433	[1],[2],[18]	87,153	[3],[4],[19],[20]
Of which: [Abstract]
Securities purchased under resale agreement		88,736	[1],[2],[18]	65,937	[3],[19]
Securities borrowed		15,913	[1],[2],[18]	13,036	[3],[19]
Loans		1,954	[1],[2],[18]	812	[3],[19]
Financial assets designated at fair value through profit or loss		0	[1],[2]	75	[3],[4],[20]
Total financial assets at fair value through profit or loss	[21]	539,350	[1],[2]	461,946	[3],[4],[20]
Financial assets at fair value through other comprehensive income		42,090	[1],[2]	35,546
Of which: [Abstract]
Securities purchased under resale agreement		2,786	[1],[2]	1,805
Loans		5,068	[1],[2]	4,867
Financial guarantees and other credit related contingent liabilities	[23]	73,468	[1],[2],[22]	65,131	[24]
Revocable and irrevocable lending commitments and other credit related commitments	[23]	269,699	[1],[2],[22]	255,409	[24],[25]
Total off-balance sheet		343,167	[1],[2]	320,540
Maximum exposure to credit risk		1,690,698	[1],[2]	1,584,717
Subject to Impairment [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		147,511		178,424
Interbank balances (w/o central banks)		6,169		6,144
Central bank funds sold and securities purchased under resale agreements		40,802		14,725
Securities borrowed		44		39
Loans		489,579		484,527
Other assets subject to credit risk	[8]	76,702	[5],[6],[7]	77,541	[9],[10],[11],[12],[13]
Total financial assets at amortized cost	[16]	760,807	[14],[15]	761,400
Of which: [Abstract]
Financial assets at fair value through other comprehensive income		42,090		35,546
Of which: [Abstract]
Securities purchased under resale agreement		2,786		1,805
Loans		5,068		4,867
Financial guarantees and other credit related contingent liabilities		73,467	[22]	64,798	[23],[24]
Revocable and irrevocable lending commitments and other credit related commitments		268,373	[22]	254,016	[23],[24]
Total off-balance sheet		341,840	[23]	318,814
Maximum exposure to credit risk		1,144,738		1,115,760
Netting [Member]
Financial assets at amortized cost [Abstract]
Other assets subject to credit risk	[8]	24,750	[5],[6],[7]	24,019	[9],[10],[11],[12],[13]
Total financial assets at amortized cost		24,750	[14],[15]	24,019	[16]
Positive market values from derivative financial instruments		229,605	[18]	195,517	[19],[20]
Non-trading financial assets mandatory at fair value through profit or loss		1,638	[18]	1,931	[19],[20]
Of which: [Abstract]
Securities purchased under resale agreement		1,638	[18]	1,931	[19]
Total financial assets at fair value through profit or loss		231,243		197,447	[20],[21]
Of which: [Abstract]
Maximum exposure to credit risk		255,993		221,466
Collateral [Member]
Financial assets at amortized cost [Abstract]
Central bank funds sold and securities purchased under resale agreements		40,580		13,761
Securities borrowed		32		33
Loans		264,252		260,047
Other assets subject to credit risk	[8]	1,668	[5],[6],[7]	914	[9],[10],[11],[12],[13]
Total financial assets at amortized cost	[16]	306,532	[14],[15]	274,755
Trading assets		1,207	[18]	1,458	[19],[20]
Positive market values from derivative financial instruments		45,613	[18]	40,036	[19],[20]
Non-trading financial assets mandatory at fair value through profit or loss		103,339	[18]	76,894	[19],[20]
Of which: [Abstract]
Securities purchased under resale agreement		87,091	[18]	63,877	[19]
Securities borrowed		15,671	[18]	12,863	[19]
Loans		485	[18]	89	[19],[20]
Total financial assets at fair value through profit or loss		150,159		118,388	[20],[21]
Financial assets at fair value through other comprehensive income		4,077		2,744
Of which: [Abstract]
Securities purchased under resale agreement		2,455		1,740
Loans		454		16
Financial guarantees and other credit related contingent liabilities		4,410	[22]	4,127	[23],[24]
Revocable and irrevocable lending commitments and other credit related commitments		21,737	[22]	21,736	[23],[24]
Total off-balance sheet		26,147	[23]	25,863
Maximum exposure to credit risk		486,915		421,750
Guarantees and Credit derivatives [Member]
Financial assets at amortized cost [Abstract]
Loans	[27]	44,211	[26]	42,191	[28],[29]
Other assets subject to credit risk	[8]	270	[5],[6],[7],[26]	626	[9],[10],[11],[12],[13],[27],[28],[29]
Total financial assets at amortized cost	[16],[27]	44,481	[14],[15],[26]	42,817	[17],[28],[29]
Trading assets	[27]	612	[18],[26]	951	[19],[20],[28],[29]
Positive market values from derivative financial instruments		115	[18],[26]	30	[19],[20],[28],[29]
Non-trading financial assets mandatory at fair value through profit or loss	[27]	292	[18],[26]	92	[19],[20],[28],[29]
Of which: [Abstract]
Loans		272	[18],[26]	72	[19],[20],[27],[28],[29]
Financial assets designated at fair value through profit or loss	[20],[27],[28],[29]			0
Total financial assets at fair value through profit or loss		1,019	[26]	1,072	[21],[27],[28],[29]
Financial assets at fair value through other comprehensive income		1,168	[21],[26]	988	[20],[28],[29]
Of which: [Abstract]
Loans		1,168	[26]	976	[28],[29]
Financial guarantees and other credit related contingent liabilities		9,227	[22],[26]	7,136	[23],[24],[28],[29]
Revocable and irrevocable lending commitments and other credit related commitments	[23]	8,227	[22],[26]	6,779	[24],[28],[29]
Total off-balance sheet		17,455	[23],[26]	13,915	[25],[28],[29]
Maximum exposure to credit risk		64,122	[26]	58,792	[28],[29]
Total credit enhancements [Member]
Financial assets at amortized cost [Abstract]
Central bank funds sold and securities purchased under resale agreements		40,580		13,761
Securities borrowed		32		33
Loans		308,463		302,239
Other assets subject to credit risk	[8]	26,687	[5],[6],[7]	25,559	[9],[10],[11],[12],[13]
Total financial assets at amortized cost	[16]	375,763	[14],[15]	341,591
Trading assets		1,819	[18]	2,408	[19],[20]
Positive market values from derivative financial instruments		275,333	[18]	235,583	[19],[20]
Non-trading financial assets mandatory at fair value through profit or loss		105,269	[18]	78,917	[19],[20]
Of which: [Abstract]
Securities purchased under resale agreement		88,729	[18]	65,807	[19]
Securities borrowed		15,671	[18]	12,863	[19]
Loans		757	[18]	160	[19]
Financial assets designated at fair value through profit or loss		0		0	[20]
Total financial assets at fair value through profit or loss		382,421		316,908	[20],[21]
Financial assets at fair value through other comprehensive income		5,244		3,732
Of which: [Abstract]
Securities purchased under resale agreement		2,455		1,740
Loans		1,621		991
Financial guarantees and other credit related contingent liabilities		13,637	[22]	11,263	[23],[24]
Revocable and irrevocable lending commitments and other credit related commitments		29,964	[22]	28,515	[23],[24]
Total off-balance sheet		43,602	[23]	39,777
Maximum exposure to credit risk		€ 807,029		€ 702,008

[1]	Does not include credit derivative notional sold € 597.9 billion and credit derivative notional bought protection
[2]	Does not include credit derivative notional sold € 597.9 billion and credit derivative notional bought protection
[3]	[1] Does not include credit derivative notional sold € 540.1 billion and credit derivative notional bought protection
[4]	Does not include credit derivative notional sold € 540.1 billion and credit derivative notional bought protection
[5]	[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[6]	[5] Includes Asset Held for Sale regardless of accounting classification
[7]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[8]	Includes Asset Held for Sale regardless of accounting classification
[9]	[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[10]	[5] Includes Asset Held for Sale regardless of accounting classification
[11]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[12]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[13]	Includes Asset Held for Sale regardless of accounting classification
[14]	[3] All amounts at gross value before deductions of allowance for credit losses
[15]	All amounts at gross value before deductions of allowance for credit losses
[16]	All amounts at gross value before deductions of allowance for credit losses
[17]	All amounts at gross value before deductions of allowance for credit losses
[18]	[6] Excludes equities, other equity interests and commodities
[19]	[6] Excludes equities, other equity interests and commodities
[20]	Excludes equities, other equity interests and commodities
[21]	Excludes equities, other equity interests and commodities
[22]	[7] Figures are reflected at notional amounts
[23]	Figures are reflected at notional amounts
[24]	[7] Figures are reflected at notional amounts
[25]	Figures are reflected at notional amounts
[26]	Bought Credit protection is reflected with the notional of the underlying
[27]	Bought Credit protection is reflected with the notional of the underlying
[28]	[2] Bought Credit protection is reflected with the notional of the underlying
[29]	Bought Credit protection is reflected with the notional of the underlying